Derivative Instruments and Hedging Activities (Gains and Losses) (Detail) - Energy Commodities, net - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Hedges
Derivative Instruments [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)	$ 17	$ 22
Cash Flow Hedges | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (loss) recognized in OCI on derivative (effective portion)						$ 114
Gain (loss) reclassified from AOCI into income on derivative (effective portion)				$ 42	$ 207	754
Gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					1	(3)
Wholesale energy | Cash Flow Hedges
Derivative Instruments [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)		1
Wholesale energy | Cash Flow Hedges | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)				1	240	838
Gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					1	(1)
Energy purchases | Cash Flow Hedges
Derivative Instruments [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)	16	15
Energy purchases | Cash Flow Hedges | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)				31	(58)	(136)
Gain (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)						(2)
Depreciation | Cash Flow Hedges
Derivative Instruments [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)	1	1
Depreciation | Cash Flow Hedges | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)				2	2	2
Discontinued operations | Cash Flow Hedges
Derivative Instruments [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)		5
Discontinued operations | Cash Flow Hedges | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (loss) reclassified from AOCI into income on derivative (effective portion)				8	23	50
Not Designated as Hedging Instrument
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net	(15)	(738)
Not Designated as Hedging Instrument | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net				(334)	72	264
Not Designated as Hedging Instrument | Wholesale energy
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net	31	(3,137)	[1]
Not Designated as Hedging Instrument | Wholesale energy | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net				(1,353)	(99)	1,182
Not Designated as Hedging Instrument | Energy purchases
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net	14	2,442	[2]
Not Designated as Hedging Instrument | Energy purchases | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net				1,013	130	(965)
Not Designated as Hedging Instrument | Retail Energy
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net	(31)	(52)
Not Designated as Hedging Instrument | Retail Energy | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net				30	25	30
Not Designated as Hedging Instrument | Fuel
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net	$ 1	7
Not Designated as Hedging Instrument | Fuel | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net				(30)	2
Not Designated as Hedging Instrument | Discontinued operations
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net		$ 2
Not Designated as Hedging Instrument | Discontinued operations | PPL Energy Supply LLC [Member]
Derivative Instruments [Line Items]
Gain (Loss) on derivative, net				$ 6	$ 14	$ 17

[1]	2014 includes significant realized and unrealized losses on physical and financial commodity sales contracts due to the unusually cold weather.
[2]	2014 includes significant realized and unrealized gains on physical and financial commodity purchase contracts due to the unusually cold weather.